Other Current Assets - Schedule of Other Current Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other Current Assets [abstract]
Taxes payable	€ 1,458	€ 832		€ 1,034
Other receivables	627	627		705
Prepaid expenses	469	336		333
Interest rate derivatives measured at fair value	30			3
Currency derivatives measured at fair value	134	133		105
Other current financial assets	199	77		31
Total	€ 2,917	€ 2,005	[1]	€ 2,211	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).